Victory Market Neutral Income Fund Expense Example, No Redemption - Class A Class C Class I Shares [Member] - Victory Market Neutral Income Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 154
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	948
Expense Example, No Redemption, 10 Years	$ 1,820